Income Taxes - Schedule of Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss	$ 17,450	$ 15,170
Disallowed interest	116,559	97,593
Operating lease liabilities	14,029	12,263
Capitalized research and experimental cost	4,540	13,019
Deferred employee benefits	20,373	25,578
Inventories	15,154	17,719
Environmental obligation	13,428	13,773
U.S. branch foreign tax credit	6,814	6,441
Other assets	14,430	14,123
Total deferred tax assets	222,777	215,679
Deferred tax liabilities:
Property, plant and equipment, net	(46,521)	(38,735)
Operating lease right-of-use assets, net	(14,483)	(12,572)
Intangible assets	(481,629)	(486,611)
Goodwill	(26,029)	(16,108)
Other liabilities	(2,150)	(1,019)
Total deferred tax liabilities	(570,812)	(555,045)
Valuation allowance	(36,051)	(27,388)
Net deferred tax liability	$ (384,086)	$ (366,754)